INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
Intangible Assets And Goodwill
Intangible assets and goodwill at beginning of period	$ 725,668	$ 725,668	$ 725,668
Additions grower licenses		532,000
Intangible assets and goodwill at end of period	$ 725,668	$ 1,257,668	$ 725,668